Capital Structure Financial Policies - (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL STRUCTURE FINANCIAL POLICIES
Schedule of components of ratios

($ millions)	Capital Measure Target	December 31, 2018	December 31, 2017

Components of ratios

Short-term debt		3 231	2 136

Current portion of long-term debt		229	71

Long-term debt		13 890	13 372

Total debt		17 350	15 579

Less: Cash and cash equivalents		2 221	2 672

Net debt		15 129	12 907

Shareholders' equity		44 005	45 383

Total capitalization (total debt plus shareholders' equity)		61 355	60 962

Funds from operations(1)		10 172	9 139

Net debt to funds from operations	<3.0 times	1.5	1.4

Total debt to total debt plus shareholders' equity		28%	26%

(1)         Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.